Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000098128 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	10.80%
C000098128 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.90%
C000098128 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.60%
C000098128 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.60%
C000098128 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.20%
C000098128 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	5.50%
C000098128 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.20%
C000098128 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098128 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098128 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	2.50%
C000098128 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098128 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098128 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098128 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098128 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098128 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000098128 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000098128 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000098128 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000098129 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	10.80%
C000098129 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.90%
C000098129 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.60%
C000098129 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.60%
C000098129 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.20%
C000098129 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	5.50%
C000098129 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.20%
C000098129 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098129 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098129 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	2.50%
C000098129 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098129 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098129 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098129 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098129 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098129 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000098129 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000098129 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000098129 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000098130 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	10.80%
C000098130 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	9.90%
C000098130 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.60%
C000098130 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	8.60%
C000098130 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	6.20%
C000098130 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	5.50%
C000098130 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.20%
C000098130 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000098130 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	3.50%
C000098130 | FR_872540109
Holdings [Line Items]
Percent of Total Investments	2.50%
C000098130 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098130 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000098130 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000098130 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000098130 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098130 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000098130 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000098130 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000098130 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000098131 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000098131 | FR_254687106
Holdings [Line Items]
Percent of Total Investments	4.00%
C000098131 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098131 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098131 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098131 | FR_89417E109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098131 | FR_580135101
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098131 | FR_189054109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098131 | FR_058498106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098131 | FR_026874784
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098131 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098131 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098131 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000098131 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000098131 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000098131 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000098131 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000098131 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000098131 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098131 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098131 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098131 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098131 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000098132 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000098132 | FR_254687106
Holdings [Line Items]
Percent of Total Investments	4.00%
C000098132 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098132 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098132 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098132 | FR_89417E109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098132 | FR_580135101
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098132 | FR_189054109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098132 | FR_058498106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098132 | FR_026874784
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098132 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098132 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098132 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000098132 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000098132 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000098132 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000098132 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000098132 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000098132 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098132 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098132 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098132 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098132 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000098133 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	4.10%
C000098133 | FR_254687106
Holdings [Line Items]
Percent of Total Investments	4.00%
C000098133 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098133 | FR_88579Y101
Holdings [Line Items]
Percent of Total Investments	3.60%
C000098133 | FR_110122108
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098133 | FR_89417E109
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098133 | FR_580135101
Holdings [Line Items]
Percent of Total Investments	3.40%
C000098133 | FR_189054109
Holdings [Line Items]
Percent of Total Investments	3.20%
C000098133 | FR_058498106
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098133 | FR_026874784
Holdings [Line Items]
Percent of Total Investments	3.10%
C000098133 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098133 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000098133 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000098133 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000098133 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000098133 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000098133 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000098133 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000098133 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000098133 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000098133 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000098133 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000098133 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%